UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			05-16-11
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $14,440,522
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN INTL GROUP COM        COM              026874784  1553118 44198015.00 SH    Sole              42230665.00        1967350.00
AMERICAN INTL GROUP WTS	       WTS		026874156   264028 23722162.00 SH    Sole              22671997.00        1050165.00
ASTRAZENECA PLC ADR            COM              046353108     7149 155000.00 SH      Sole                155000.00
AT&T INC COM                   COM              00206R102    19667 642700.00 SH      Sole                642700.00
BANCO SANTANDER SA- ADR        COM              05964H105    13156 1122500.00 SH     Sole               1122500.00
BANK OF AMERICA CORPORATION CO COM              060505104  1235007 92648715.00 SH    Sole              84630015.00        8018700.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   503957  4022.00 SH       Sole                  4016.00              6.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702   657687 7864250.00 SH     Sole               7283150.00         581100.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     7321 277000.00 SH      Sole                277000.00
BROOKFIELD ASSET MGMT INC CL A COM              112585104   892650 27500000.00 SH    Sole              27500000.00
CISCO SYS INC COM              COM              17275R102   614289 35818600.00 SH    Sole              35575200.00         243400.00
CIT GROUP INC.                 COM              125581801   845146 19862429.00 SH    Sole              18522829.00        1339600.00
CITIGROUP INC COM              COM              172967101  1142316 258442600.00 SH   Sole             238781300.00       19661300.00
ELI LILLY & CO.                COM              532457108     7351 209000.00 SH      Sole                209000.00
GLAXOSMITHKLINE PLC ADR        COM              37733W105     7298 190000.00 SH      Sole                190000.00
GOLDMAN SACHS GROUP, INC.      COM              38141G104  1062113 6702300.00 SH     Sole               6345300.00         357000.00
LEUCADIA NATL CORP COM         COM              527288104   706911 18830881.00 SH    Sole              15211549.00        3619332.00
MBIA INC COM                   COM              55262c100   414189 41253900.00 SH    Sole              32026200.00        9227700.00
MORGAN STANLEY COM             COM              617446448  1062510 38891300.00 SH    Sole              36777900.00        2113400.00
REGIONS FINANCIAL CORP         COM              7591EP100   900496 124035304.00 SH   Sole             119744704.00        4290600.00
ROYAL DUTCH SHELL PLC-ADR      COM              780259206    12743 174900.00 SH      Sole                174900.00
RSC HOLDINGS, INC.             COM              74972L102   170399 11849700.00 SH    Sole              11110400.00         739300.00
SEARS HLDGS CORP COM           COM              812350106  1348350 16313973.00 SH    Sole              15407173.00         906800.00
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109   281084 10949900.00 SH    Sole              10949900.00
ST JOE CO COM                  COM              790148100   649965 26727836.00 SH    Sole              24704702.00        2023134.00
TELEFONICA S.A. ADR            COM              879382208    20617 817500.00 SH      Sole                817500.00
VERIZON COMMUNICATIONS INC COM COM              92343V104    20916 542700.00 SH      Sole                542700.00
WINTHROP RLTY TR SH BEN INT NE COM              976391300    20089 1639948.00 SH     Sole               1639948.00


